PGIM Quant Solutions Small-Cap Value Fund
Schedule of Investments (unaudited) as of April 30, 2023
Description	Shares	Value
Long-Term Investments 99.6%
Common Stocks 98.9%
Aerospace & Defense 0.1%
V2X, Inc.*	7,700	$332,640
Air Freight & Logistics 0.6%
Air Transport Services Group, Inc.*	106,200	2,156,922
Automobile Components 0.9%
Goodyear Tire & Rubber Co. (The)*	293,700	3,133,779
Motorcar Parts of America, Inc.*	17,900	87,173
		3,220,952
Automobiles 0.3%
Thor Industries, Inc.	12,300	971,946
Winnebago Industries, Inc.	5,800	337,212
		1,309,158
Banks 16.1%
Ameris Bancorp	58,100	1,946,350
Associated Banc-Corp.	116,400	2,075,412
Atlantic Union Bankshares Corp.	6,900	197,478
Banc of California, Inc.	33,800	383,630
BankUnited, Inc.	78,100	1,761,155
Brookline Bancorp, Inc.	90,700	865,278
Business First Bancshares, Inc.	6,100	94,062
Byline Bancorp, Inc.	35,600	688,860
Cadence Bank	101,000	2,042,220
Cathay General Bancorp	39,600	1,262,052
Civista Bancshares, Inc.	4,500	71,415
CNB Financial Corp.	32,099	602,177
Community Trust Bancorp, Inc.	19,566	704,572
ConnectOne Bancorp, Inc.	56,500	891,570
CrossFirst Bankshares, Inc.*	10,200	102,306
Customers Bancorp, Inc.*	16,600	362,544
Dime Community Bancshares, Inc.	23,900	492,340
Eagle Bancorp, Inc.	31,700	795,670
Eastern Bankshares, Inc.	45,400	528,910
Enterprise Financial Services Corp.	10,600	453,256
Financial Institutions, Inc.	69,927	1,222,324
First Bancshares, Inc. (The)	10,800	271,080
First Busey Corp.	55,600	1,010,808
First Commonwealth Financial Corp.	31,800	396,864

PGIM Quant Solutions Small-Cap Value Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2023
Description	Shares	Value
Common Stocks (Continued)
Banks (cont’d.)
First Financial Bancorp	105,951	$2,193,186
First Financial Corp.	22,059	762,138
First Foundation, Inc.	56,300	354,127
First Internet Bancorp	1,800	26,478
First Merchants Corp.	31,200	910,416
First of Long Island Corp. (The)	9,000	105,300
Flushing Financial Corp.	30,100	362,103
Fulton Financial Corp.	140,400	1,674,972
Hancock Whitney Corp.	53,600	1,957,472
Hanmi Financial Corp.	29,478	476,365
Heartland Financial USA, Inc.	44,904	1,462,074
HomeStreet, Inc.	21,500	209,840
Hope Bancorp, Inc.	171,316	1,558,976
Horizon Bancorp, Inc.	33,431	352,028
Independent Bank Corp.	6,500	364,000
Independent Bank Group, Inc.	24,300	884,034
Midland States Bancorp, Inc.	26,200	524,000
MidWestOne Financial Group, Inc.	5,662	117,203
Northfield Bancorp, Inc.	27,200	283,424
Northwest Bancshares, Inc.	30,000	350,700
OceanFirst Financial Corp.	71,000	1,136,000
OFG Bancorp (Puerto Rico)	17,900	457,703
Old National Bancorp	186,943	2,506,906
Pacific Premier Bancorp, Inc.	80,500	1,790,320
Peapack-Gladstone Financial Corp.	30,279	804,210
Peoples Bancorp, Inc.	17,300	450,838
Premier Financial Corp.	51,782	860,099
Provident Financial Services, Inc.	113,520	1,984,330
QCR Holdings, Inc.	12,900	534,060
RBB Bancorp	2,200	27,368
Renasant Corp.	33,900	953,268
S&T Bancorp, Inc.	23,963	659,701
Sandy Spring Bancorp, Inc.	52,500	1,180,200
Simmons First National Corp. (Class A Stock)	111,400	1,861,494
SouthState Corp.	19,685	1,357,871
Towne Bank	46,800	1,108,692
TrustCo Bank Corp.	11,200	334,208
UMB Financial Corp.	8,000	508,880
United Bankshares, Inc.	7,900	261,727
Univest Financial Corp.	24,000	482,880
Valley National Bancorp	298,000	2,795,240
Veritex Holdings, Inc.	48,600	836,406

PGIM Quant Solutions Small-Cap Value Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2023
Description	Shares	Value
Common Stocks (Continued)
Banks (cont’d.)
Washington Federal, Inc.	60,000	$1,682,400
WesBanco, Inc.	60,748	1,617,112
WSFS Financial Corp.	10,800	379,836
		60,722,918
Beverages 0.3%
Molson Coors Beverage Co. (Class B Stock)	17,700	1,052,796
Biotechnology 2.8%
2seventy bio, Inc.*	15,800	150,258
Adicet Bio, Inc.*	23,800	138,992
Agios Pharmaceuticals, Inc.*	54,300	1,241,841
Allogene Therapeutics, Inc.*(a)	27,600	149,868
Caribou Biosciences, Inc.*	11,400	49,020
Cullinan Oncology, Inc.*	12,700	123,571
Design Therapeutics, Inc.*	17,100	110,295
Emergent BioSolutions, Inc.*	132,500	1,169,975
iTeos Therapeutics, Inc.*	145,100	1,993,674
Kodiak Sciences, Inc.*	15,500	67,890
Nkarta, Inc.*	8,100	40,095
Organogenesis Holdings, Inc.*	87,100	178,555
PMV Pharmaceuticals, Inc.*	23,800	109,718
Twist Bioscience Corp.*(a)	85,800	1,070,784
Vanda Pharmaceuticals, Inc.*	253,900	1,558,946
Vir Biotechnology, Inc.*	98,700	2,482,305
		10,635,787
Building Products 1.6%
American Woodmark Corp.*	41,900	2,116,788
AZZ, Inc.	24,700	931,931
Resideo Technologies, Inc.*	158,500	2,821,300
		5,870,019
Capital Markets 0.4%
Oppenheimer Holdings, Inc. (Class A Stock)	35,700	1,334,823
Chemicals 1.8%
Alto Ingredients, Inc.*	109,600	143,576
Intrepid Potash, Inc.*	68,700	1,771,086

PGIM Quant Solutions Small-Cap Value Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2023
Description	Shares	Value
Common Stocks (Continued)
Chemicals (cont’d.)
Mativ Holdings, Inc.(a)	111,000	$2,150,070
Minerals Technologies, Inc.	5,000	296,300
Tronox Holdings PLC(a)	189,000	2,587,410
		6,948,442
Commercial Services & Supplies 2.8%
ACCO Brands Corp.	372,441	1,705,780
BrightView Holdings, Inc.*	219,800	1,215,494
CoreCivic, Inc.*	252,100	2,215,959
Deluxe Corp.	16,200	245,430
GEO Group, Inc. (The)*	289,400	2,179,182
Harsco Corp.*	105,600	725,472
MillerKnoll, Inc.	135,400	2,303,154
		10,590,471
Communications Equipment 0.5%
NetScout Systems, Inc.*	52,700	1,433,967
Viasat, Inc.*	13,800	483,414
		1,917,381
Construction & Engineering 0.4%
Northwest Pipe Co.*	31,700	873,018
Primoris Services Corp.	25,500	645,150
Tutor Perini Corp.*	31,500	166,950
		1,685,118
Consumer Finance 3.2%
Bread Financial Holdings, Inc.	67,800	1,871,280
Encore Capital Group, Inc.*(a)	38,191	1,962,254
Enova International, Inc.*	34,000	1,493,280
Green Dot Corp. (Class A Stock)*	43,200	742,608
LendingClub Corp.*	123,600	887,448
Navient Corp.	161,200	2,666,248
Nelnet, Inc. (Class A Stock)	26,353	2,537,794
		12,160,912
Consumer Staples Distribution & Retail 1.9%
Andersons, Inc. (The)	50,800	2,270,760

PGIM Quant Solutions Small-Cap Value Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2023
Description	Shares	Value
Common Stocks (Continued)
Consumer Staples Distribution & Retail (cont’d.)
Ingles Markets, Inc. (Class A Stock)	6,505	$598,720
SpartanNash Co.	21,400	524,728
United Natural Foods, Inc.*	96,000	2,617,920
Village Super Market, Inc. (Class A Stock)	56,800	1,243,352
		7,255,480
Containers & Packaging 0.3%
Pactiv Evergreen, Inc.	130,300	1,029,370
Diversified Consumer Services 1.5%
Adtalem Global Education, Inc.*	31,600	1,282,012
American Public Education, Inc.*	15,100	86,070
Graham Holdings Co. (Class B Stock)	4,600	2,647,622
Perdoceo Education Corp.*	129,500	1,680,910
		5,696,614
Diversified REITs 2.0%
American Assets Trust, Inc.	5,400	98,280
Broadstone Net Lease, Inc.	116,500	1,883,805
CTO Realty Growth, Inc.(a)	71,383	1,202,090
Empire State Realty Trust, Inc. (Class A Stock)(a)	242,600	1,482,286
Global Net Lease, Inc.	204,000	2,297,040
Star Holdings*	27,448	443,011
		7,406,512
Diversified Telecommunication Services 1.5%
EchoStar Corp. (Class A Stock)*	123,300	2,104,731
Frontier Communications Parent, Inc.*	45,600	1,027,824
Liberty Latin America Ltd. (Puerto Rico) (Class A Stock)*	144,500	1,281,715
Liberty Latin America Ltd. (Puerto Rico) (Class C Stock)*	157,700	1,400,376
		5,814,646
Electric Utilities 0.3%
ALLETE, Inc.	16,000	998,080
Otter Tail Corp.	600	43,170
		1,041,250

PGIM Quant Solutions Small-Cap Value Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2023
Description	Shares	Value
Common Stocks (Continued)
Electronic Equipment, Instruments & Components 1.1%
Avnet, Inc.	14,500	$598,270
Coherent Corp.*	13,300	454,062
ScanSource, Inc.*	32,500	888,875
TTM Technologies, Inc.*	189,200	2,234,452
Vishay Intertechnology, Inc.	2,100	44,709
		4,220,368
Energy Equipment & Services 0.7%
Bristow Group, Inc.*	30,700	686,759
National Energy Services Reunited Corp.*	126,400	385,520
ProPetro Holding Corp.*	222,400	1,543,456
		2,615,735
Financial Services 4.5%
Banco Latinoamericano de Comercio Exterior SA (Panama) (Class E Stock)	50,500	909,000
Enact Holdings, Inc.(a)	53,900	1,301,146
Essent Group Ltd.(a)	86,100	3,656,667
Jackson Financial, Inc. (Class A Stock)	79,100	2,848,391
Mr. Cooper Group, Inc.*(a)	13,000	601,900
NMI Holdings, Inc. (Class A Stock)*	66,100	1,546,740
PennyMac Financial Services, Inc.(a)	41,615	2,600,521
Radian Group, Inc.(a)	143,466	3,481,920
		16,946,285
Food Products 0.9%
Fresh Del Monte Produce, Inc.	53,700	1,541,727
Seaboard Corp.	200	788,214
Seneca Foods Corp. (Class A Stock)*	23,000	1,094,800
		3,424,741
Gas Utilities 0.2%
Northwest Natural Holding Co.	1,500	70,440
Spire, Inc.	9,600	650,208
		720,648

PGIM Quant Solutions Small-Cap Value Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2023
Description	Shares	Value
Common Stocks (Continued)
Ground Transportation 0.6%
Covenant Logistics Group, Inc.(a)	41,100	$1,618,929
Knight-Swift Transportation Holdings, Inc.	10,900	613,888
		2,232,817
Health Care Equipment & Supplies 1.1%
Avanos Medical, Inc.*	83,500	2,466,590
Cue Health, Inc.*	110,300	86,795
QuidelOrtho Corp.*(a)	11,400	1,025,430
Zimvie, Inc.*	48,100	395,863
		3,974,678
Health Care Providers & Services 2.0%
AdaptHealth Corp.*	183,300	2,177,604
Fulgent Genetics, Inc.*	73,400	2,170,438
National HealthCare Corp.	7,700	445,907
OPKO Health, Inc.*	157,800	231,966
Owens & Minor, Inc.*	120,400	1,871,016
Pediatrix Medical Group, Inc.*	36,500	523,045
		7,419,976
Health Care REITs 0.8%
Sabra Health Care REIT, Inc.	259,800	2,961,720
Health Care Technology 0.5%
Multiplan Corp.*(a)	841,300	823,044
Veradigm, Inc.*	74,500	930,505
		1,753,549
Hotel & Resort REITs 3.8%
Apple Hospitality REIT, Inc.	72,300	1,076,547
Braemar Hotels & Resorts, Inc.	88,700	337,060
Chatham Lodging Trust	6,800	69,632
DiamondRock Hospitality Co.(a)	263,800	2,139,418
Hersha Hospitality Trust (Class A Stock)	62,400	393,120
Pebblebrook Hotel Trust(a)	193,300	2,750,659
RLJ Lodging Trust	245,800	2,482,580
Service Properties Trust	211,300	1,853,101

PGIM Quant Solutions Small-Cap Value Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2023
Description	Shares	Value
Common Stocks (Continued)
Hotel & Resort REITs (cont’d.)
Summit Hotel Properties, Inc.	128,100	$824,964
Xenia Hotels & Resorts, Inc.	180,400	2,283,864
		14,210,945
Hotels, Restaurants & Leisure 0.3%
Biglari Holdings, Inc. (Class B Stock)*	6,350	1,099,820
Household Durables 5.3%
Beazer Homes USA, Inc.*	92,800	1,977,568
Century Communities, Inc.	39,000	2,626,260
KB Home(a)	47,700	2,090,214
M/I Homes, Inc.*	38,200	2,583,848
MDC Holdings, Inc.(a)	65,200	2,671,244
Meritage Homes Corp.	8,600	1,101,230
Taylor Morrison Home Corp.*	81,200	3,498,908
Tri Pointe Homes, Inc.*	107,500	3,083,100
Universal Electronics, Inc.*	18,900	189,945
		19,822,317
Industrial REITs 0.1%
Industrial Logistics Properties Trust	182,600	376,156
STAG Industrial, Inc.	1,300	44,031
		420,187
Insurance 2.0%
American Equity Investment Life Holding Co.	66,600	2,566,764
Genworth Financial, Inc. (Class A Stock)*	224,800	1,306,088
National Western Life Group, Inc. (Class A Stock)(a)	9,000	2,294,820
Stewart Information Services Corp.(a)	36,800	1,532,720
		7,700,392
IT Services 0.2%
DXC Technology Co.*	39,100	932,535
Leisure Products 0.6%
Vista Outdoor, Inc.*(a)	96,500	2,325,650

PGIM Quant Solutions Small-Cap Value Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2023
Description	Shares	Value
Common Stocks (Continued)
Life Sciences Tools & Services 0.2%
Syneos Health, Inc.*	23,100	$906,906
Machinery 1.0%
Columbus McKinnon Corp.	1,700	59,007
Gates Industrial Corp. PLC*	69,000	929,430
Greenbrier Cos., Inc. (The)	36,700	970,715
Manitowoc Co., Inc. (The)*	96,900	1,481,601
Mueller Industries, Inc.	1,700	122,145
Proto Labs, Inc.*	10,800	310,716
		3,873,614
Marine Transportation 2.9%
Costamare, Inc. (Monaco)(a)	232,400	2,098,572
Eagle Bulk Shipping, Inc.(a)	37,900	1,694,888
Eneti, Inc.(a)	67,300	576,761
Genco Shipping & Trading Ltd.(a)	112,600	1,735,166
Golden Ocean Group Ltd. (Norway)(a)	255,500	2,337,825
Matson, Inc.(a)	38,200	2,598,746
Safe Bulkers, Inc. (Greece)	23,400	85,644
		11,127,602
Media 1.6%
Advantage Solutions, Inc.*	124,200	158,976
AMC Networks, Inc. (Class A Stock)*	102,200	1,807,918
Cumulus Media, Inc. (Class A Stock)*	17,000	59,755
EW Scripps Co. (The) (Class A Stock)*	191,300	1,612,659
Gray Television, Inc.	230,100	1,774,071
Scholastic Corp.	17,000	653,990
		6,067,369
Metals & Mining 2.5%
Olympic Steel, Inc.	15,500	721,835
Ryerson Holding Corp.	4,100	154,857
Schnitzer Steel Industries, Inc. (Class A Stock)	72,800	2,103,192
SSR Mining, Inc. (Canada)	43,900	628,648
SunCoke Energy, Inc.	214,900	1,671,922
TimkenSteel Corp.*	125,800	2,105,892

PGIM Quant Solutions Small-Cap Value Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2023
Description	Shares	Value
Common Stocks (Continued)
Metals & Mining (cont’d.)
United States Steel Corp.(a)	39,900	$912,912
Warrior Met Coal, Inc.	31,100	1,075,127
		9,374,385
Mortgage Real Estate Investment Trusts (REITs) 4.4%
AFC Gamma, Inc.	20,500	248,460
Apollo Commercial Real Estate Finance, Inc.(a)	234,283	2,370,944
Arbor Realty Trust, Inc.(a)	134,400	1,541,568
ARMOUR Residential REIT, Inc.	138,800	707,880
Blackstone Mortgage Trust, Inc. (Class A Stock)(a)	136,100	2,482,464
BrightSpire Capital, Inc.	55,200	314,640
Broadmark Realty Capital, Inc.	143,400	704,094
Chimera Investment Corp.	245,200	1,392,736
Claros Mortgage Trust, Inc.	55,900	668,564
Ellington Financial, Inc.(a)	79,900	1,020,323
Franklin BSP Realty Trust, Inc.	5,400	68,202
Invesco Mortgage Capital, Inc.	39,100	414,851
KKR Real Estate Finance Trust, Inc.	67,700	727,098
Ladder Capital Corp.	72,800	680,680
Nexpoint Real Estate Finance, Inc.	2,800	38,976
Orchid Island Capital, Inc.	30,100	322,070
Ready Capital Corp.	118,972	1,276,570
TPG RE Finance Trust, Inc.	44,900	320,137
Two Harbors Investment Corp.	92,750	1,292,007
		16,592,264
Multi-Utilities 0.8%
Avista Corp.	15,700	691,899
Black Hills Corp.	11,300	737,777
NorthWestern Corp.	24,700	1,447,914
		2,877,590
Office REITs 0.8%
Brandywine Realty Trust	104,900	412,257
City Office REIT, Inc.	80,100	466,182
Franklin Street Properties Corp.	555,200	644,032
Paramount Group, Inc.	234,300	1,014,519
Piedmont Office Realty Trust, Inc. (Class A Stock)(a)	83,600	544,236
		3,081,226

PGIM Quant Solutions Small-Cap Value Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2023
Description	Shares	Value
Common Stocks (Continued)
Oil, Gas & Consumable Fuels 6.9%
Berry Corp.	185,000	$1,413,400
Callon Petroleum Co.*(a)	38,400	1,272,576
Chord Energy Corp.(a)	3,200	455,456
Civitas Resources, Inc.	44,100	3,045,105
CNX Resources Corp.*(a)	136,400	2,118,292
Crescent Energy Co. (Class A Stock)	10,000	116,200
Dorian LPG Ltd.	71,200	1,582,064
Earthstone Energy, Inc. (Class A Stock)*(a)	70,800	960,048
Murphy Oil Corp.	57,900	2,125,509
PBF Energy, Inc. (Class A Stock)(a)	66,200	2,307,732
Peabody Energy Corp.*(a)	94,100	2,260,282
Permian Resources Corp.(a)	189,500	1,980,275
REX American Resources Corp.*	11,600	328,164
SFL Corp. Ltd. (Norway)	145,500	1,322,595
SilverBow Resources, Inc.*(a)	31,100	741,735
SM Energy Co.	21,300	598,104
Talos Energy, Inc.*	12,500	170,375
Teekay Corp. (Bermuda)*	91,000	514,150
Vital Energy, Inc.*	19,800	921,294
World Fuel Services Corp.	73,300	1,732,812
		25,966,168
Paper & Forest Products 0.6%
Clearwater Paper Corp.*	65,000	2,346,500
Passenger Airlines 0.8%
JetBlue Airways Corp.*	14,500	103,530
SkyWest, Inc.*	102,568	2,902,674
		3,006,204
Pharmaceuticals 0.6%
Amneal Pharmaceuticals, Inc.*	361,500	697,695
Atea Pharmaceuticals, Inc.*	213,800	699,126
Elanco Animal Health, Inc.*	36,900	349,443
Perrigo Co. PLC	18,000	669,420
		2,415,684
Professional Services 1.0%
Alight, Inc. (Class A Stock)*	237,100	2,193,175

PGIM Quant Solutions Small-Cap Value Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2023
Description	Shares	Value
Common Stocks (Continued)
Professional Services (cont’d.)
Conduent, Inc.*	177,000	$621,270
Kelly Services, Inc. (Class A Stock)	48,700	799,167
TrueBlue, Inc.*	10,200	154,530
		3,768,142
Real Estate Management & Development 1.1%
Forestar Group, Inc.*	107,200	2,073,248
Newmark Group, Inc. (Class A Stock)	119,300	756,362
RE/MAX Holdings, Inc. (Class A Stock)	77,500	1,496,525
		4,326,135
Residential REITs 0.1%
Independence Realty Trust, Inc.	30,500	507,825
Retail REITs 1.8%
Acadia Realty Trust	95,400	1,288,854
Macerich Co. (The)(a)	273,194	2,729,208
Necessity Retail REIT, Inc. (The)	216,900	1,195,119
RPT Realty	147,200	1,368,960
Whitestone REIT	21,300	190,635
		6,772,776
Semiconductors & Semiconductor Equipment 1.0%
Alpha & Omega Semiconductor Ltd.*	78,200	1,867,416
Photronics, Inc.*(a)	130,000	1,879,800
		3,747,216
Software 0.6%
Cleanspark, Inc.*	23,800	93,058
E2open Parent Holdings, Inc.*	66,500	418,285
Ebix, Inc.(a)	102,000	1,658,520
SolarWinds Corp.*	25,900	223,258
		2,393,121
Specialized REITs 0.3%
Safehold, Inc. (a)	35,995	997,781

PGIM Quant Solutions Small-Cap Value Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2023
Description	Shares	Value
Common Stocks (Continued)
Specialty Retail 2.4%
Aaron’s Co., Inc. (The)	170,100	$2,270,835
Big 5 Sporting Goods Corp.(a)	75,000	591,000
Conn’s, Inc.*	140,200	670,156
Container Store Group, Inc. (The)*	213,000	658,170
Foot Locker, Inc.(a)	42,100	1,767,779
Genesco, Inc.*	11,700	405,522
Group 1 Automotive, Inc.(a)	6,800	1,526,464
MarineMax, Inc.*(a)	22,100	643,552
OneWater Marine, Inc. (Class A Stock)*	2,200	58,080
Petco Health & Wellness Co., Inc.*	56,200	559,752
		9,151,310
Technology Hardware, Storage & Peripherals 0.7%
Xerox Holdings Corp.	169,300	2,652,931
Textiles, Apparel & Luxury Goods 0.1%
G-III Apparel Group Ltd.*	24,000	376,800
Movado Group, Inc.	3,800	97,356
Rocky Brands, Inc.	1,500	43,830
		517,986
Tobacco 0.2%
Universal Corp.	13,900	762,971
Trading Companies & Distributors 1.6%
Air Lease Corp.	16,400	659,608
BlueLinx Holdings, Inc.*	13,300	931,798
Boise Cascade Co.	27,000	1,844,370
Textainer Group Holdings Ltd. (China)(a)	70,600	2,478,060
		5,913,836
Wireless Telecommunication Services 0.9%
Telephone & Data Systems, Inc.(a)	171,500	1,715,000
United States Cellular Corp.*	82,200	1,745,928
		3,460,928

Total Common Stocks (cost $400,162,108)		373,573,044

PGIM Quant Solutions Small-Cap Value Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2023
Description	Shares	Value
Unaffiliated Exchange-Traded Fund 0.7%
iShares Russell 2000 Value ETF (cost $2,554,161)	19,500	$2,604,420

Total Long-Term Investments (cost $402,716,269)		376,177,464

Short-Term Investments 19.6%
Affiliated Mutual Funds
PGIM Core Government Money Market Fund(wi)	4,344,800	4,344,800
PGIM Institutional Money Market Fund (cost $69,513,713; includes $69,195,292 of cash collateral for securities on loan)(b)(wi)	69,612,877	69,571,109

Total Short-Term Investments (cost $73,858,513)		73,915,909

TOTAL INVESTMENTS 119.2% (cost $476,574,782)		450,093,373
Liabilities in excess of other assets (19.2)%		(72,645,231)

Net Assets 100.0%		$377,448,142

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ETF—Exchange-Traded Fund
REITs—Real Estate Investment Trust

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $69,092,963; cash collateral of $69,195,292 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wi)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Government Money Market Fund and PGIM Institutional Money Market Fund, if applicable.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).